Stockholders' Equity, Capital Stock (Details)				12 Months Ended
	Feb. 12, 2026	Dec. 02, 2025	Aug. 01, 2025 shares	Dec. 31, 2025 Vote $ / shares shares
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)				1,000,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Preferred stock, shares authorized (in shares)				20,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.01
Number of votes per Common Share | Vote				1
Reverse stock split ratio		0.033
Subsequent Event [Member]
Stockholders' Equity [Abstract]
Reverse stock split ratio	0.128
Preferred Stock [Member] | Series D Preferred Stock [Member]
Stockholders' Equity [Abstract]
Issuance of Series D preferred shares on Spin-off distribution (in shares)			100,000	100,000
Common Shares [Member]
Stockholders' Equity [Abstract]
Issuance of capital stock on Spin-off distribution (in shares)			13,065	13,065 [1]

[1]	Adjusted to reflect the reverse stock splits effected in December 2025 and February 2026 (see Note 9)